CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents	The company’s cash and cash equivalents are as follows:

(MILLIONS)	June 30, 2022	December 31, 2021
Cash	$567	$405
Short-term deposits	4	5
	$571	$410